Share Capital and Reserves (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021	Apr. 30, 2021	Oct. 31, 2020	Nov. 30, 2019
Disclosure of classes of share capital [line items]
General and administrative expenses	$ 75,727	$ 49,957	$ 36,436
Share Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	7,958	12,661
Issuance of ordinary shares price per share	$ 29.41	$ 21.09
Percentage of total issued shares (excluding treasury shares) of Kenon	3.00%
Fair value of the shares granted	$ 234	$ 267	520
General and administrative expenses	$ 258	$ 350	$ 511
Board of Director [Member]
Disclosure of classes of share capital [line items]
Issuance of ordinary shares price per share				$ 3.50	$ 1.86		$ 1.21
Fair value of the shares granted				$ 189,000	$ 100,000		$ 65,000
Shareholders [Member]
Disclosure of classes of share capital [line items]
Issuance of ordinary shares price per share						$ 2.23
Fair value of the shares granted						$ 120,000
ZIM [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised	4.7
Increase in capital reserve attributable to owners of the Company	$ 5,400
OPC [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised	250
Increase in capital reserve attributable to owners of the Company	$ 1,600